Note 46 - Provisions or reversal provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions or reversal of provisions Abstract
Provisions or Reversal of Provisions
Provisions or (reversal) of provisions (Millions of Euros)
	Notes	2019	2018	2017
Pensions and other post employment defined benefit obligations	25	214	125	343
Commitments and guarantees given		93	(48)	(313)
Pending legal issues and tax litigation		170	133	318
Other provisions		140	163	397
Total		617	373	745